Intangible Assets Including Goodwill (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets Including Goodwill
Intangible asset balances by major asset class

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2014:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,375	$(679)	$696
Client relationships	2,208	(1,271)	937
Completed technology	2,831	(1,533)	1,298
In-process R&D	—	—	—
Patents/trademarks	374	(214)	161
Other*	18	(6)	12
Total	$6,806	$(3,702)	$3,104

($ in millions)

	Gross Carrying	Accumulated	Net Carrying
At December 31, 2013:	Amount	Amortization	Amount
Intangible asset class
Capitalized software	$1,494	$(699)	$794
Client relationships	2,148	(977)	1,171
Completed technology	2,910	(1,224)	1,687
In-process R&D	13	—	13
Patents/trademarks	358	(154)	204
Other*	7	(5)	2
Total	$6,930	$(3,059)	$3,871

*     Other intangibles are primarily acquired proprietary and nonproprietary business processes, methodologies and systems.

Intangible assets, future amortization expense

The amortization expense for each of the five succeeding years relating to intangible assets currently recorded in the Consolidated Statement of Financial Position is estimated to be the following at December 31, 2014:

($ in millions)

	Capitalized	Acquired
	Software	Intangibles	Total
2015	$420	$648	$1,068
2016	211	605	816
2017	65	494	559
2018	—	349	349
2019	—	210	210

Changes in goodwill balances by reportable segment

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2014	Additions	Adjustments	Divestitures	Adjustments	2014
Global Business Services	$4,334	$—	$0	$0	$(248)	$4,086
Global Technology Services	4,129	11	20	(54)	(109)	3,998
Software	21,121	430	(17)	(19)	(516)	21,000
Systems and Technology	1,601	—	—	(110)	(19)	1,472
Total	$31,184	$442	$4	$(183)	$(891)	$30,556

($ in millions)

					Foreign
					Currency
	Balance		Purchase		Translation	Balance
	January 1,	Goodwill	Price		And Other	December 31,
Segment	2013	Additions	Adjustments	Divestitures	Adjustments	2013
Global Business Services	$4,357	$—	$0	$(3)	$(21)	$4,334
Global Technology Services	2,916	1,246	17	—	(50)	4,129
Software	20,405	987	11	(4)	(279)	21,121
Systems and Technology	1,568	13	33	—	(14)	1,601
Total	$29,247	$2,246	$61	$(7)	$(363)	$31,184